Details of Significant Accounts - Financial liabilities at FV, warrant liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 20, 2023	Oct. 28, 2022	Oct. 27, 2022	Jan. 07, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Number of warrants issued and sold (in shares)					20,850,000
Minimum threshold written notice period for redemption of warrants					30 days
Forward Purchase Agreements
Disclosure of financial liabilities [line items]
Number of warrants issued and sold (in shares)						2,750,000
Number of forward purchase shares issued and sold (in shares)		6,764,000	5,500,000			5,500,000
Aggregate purchase price			$ 55,000			$ 55,000
Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per perfect class A ordinary shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)					$ 18.00
Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)					$ 10.00
Private Placement Warrants
Disclosure of financial liabilities [line items]
Warrants converted during period (in shares)					0
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					30 days
Private Placement Warrants | Redemption of warrants when the price per perfect class A ordinary shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)					$ 18.00
Private Placement Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)					$ 10.00
Preference shares
Disclosure of financial liabilities [line items]
Number of forward purchase shares issued and sold (in shares)		242,331,000
Warrant liabilities
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares)					20,850,000
Warrant liabilities | Public Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares)					12,750,000	11,500,000	0
Number of warrants issued and sold (in shares)					11,500,000
Warrant liabilities | Public Warrants and Forward Purchase Warrants
Disclosure of financial liabilities [line items]
Warrants converted during period (in shares)	1,250,000				1,250,000
Warrant liabilities | Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per perfect class A ordinary shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share)					$ 18.00
Redemption price per warrant (in dollars per share)					$ 0.01
Minimum threshold written notice period for redemption of warrants					30 days
Threshold trading days for redemption of warrants					20 days
Threshold consecutive trading days for redemption of warrants					30 days
Threshold business days before sending notice of redemption to warrant holders					3 days
Warrant liabilities | Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Redemption price per warrant (in dollars per share)					$ 0.10
Minimum threshold written notice period for redemption of warrants					30 days
Warrant liabilities | Forward Purchase Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares)					1,500,000	2,750,000	0
Warrants converted during period (in shares)					(1,250,000)
Warrant liabilities | Forward Purchase Warrants | Forward Purchase Agreements
Disclosure of financial liabilities [line items]
Number of warrants issued and sold (in shares)			2,750,000
Warrant liabilities | Private Placement Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares)					6,600,000	6,600,000	0
Number of warrants issued and sold (in shares)				6,600,000
Warrant liabilities | Class A Ordinary Shares
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares)					1
Exercise price of warrants					$ 11.50
Warrant liabilities | Perfect Class A Ordinary Shares | Public Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant (in shares)					1